Expenses by Nature - Summary of Expenses by Nature (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Expenses by nature [abstract]
Employee compensation	[1]	₨ 555,855			₨ 533,477		₨ 549,301
Sub-contracting and technical fees		107,668			100,148		103,030
Cost of hardware and software		5,934			3,170		4,116
Travel		13,882			14,095		15,102
Facility expenses		15,886			16,067		14,556
Software license expense for internal use		21,720			19,338		18,378
Depreciation, amortization and impairment	[2]	29,107			29,579		34,071
Communication		3,414			3,842		4,878
Legal and professional fees		10,199			11,270		9,559
Rates, taxes and insurance		5,858			5,804		5,993
Marketing and brand building		3,480			3,591		3,555
Lifetime expected credit loss/ (write-back)		2,838			324		640
(Gain)/loss on sale of property, plant and equipment, net		(393)	[3]	$ (4)	(606)	[3]	(2,072)	[3]
Miscellaneous expenses	[4]	1,394			(454)		737
Total cost of revenues, selling and marketing expenses and general and administrative expenses		₨ 776,842			₨ 739,645		₨ 761,844

[1]	Employee compensation includes impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026.
[2]	Depreciation, amortization, and impairment includes an impairment charge on intangible assets amounting to ₹ 1,701, ₹ 1,155 and ₹ 851, for the years ended March 31, 2024, 2025 and 2026, respectively (Refer to Note 6).(
[3]	Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024, 2025 and 2026, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885) and gain on transfer of building of ₹ (405), respectively.
[4]	Miscellaneous expenses are net of reversals of contingent consideration ₹ 1,300, ₹ 169 and ₹ (49) for the years ended March 31, 2024, 2025 and 2026, respectively (Refer to Note 19). Miscellaneous expenses are net of insurance claim received of ₹ 1,805 during the year ended March 31, 2025.